    As filed with the Securities and Exchange Commission on December 3, 2001
                                            Registration Nos. 33-54748, 811-7346

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                      Pre-Effective Amendment No. ---- [   ]

                      Post-Effective Amendment No. 57 [ X ]

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940[ X ]

                             Amendment No. 57 [ X ]

                        (Check appropriate box or boxes)

                             The Munder Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (248) 647-9200

                             Stephen J. Shenkenberg
                            Munder Capital Management
                                480 Pierce Street
                              Birmingham, MI 48009
                     (Name and Address of Agent for Service)

                                    Copy to:

                                Jane Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.


It is proposed that this filing will become effective: (check appropriate box)

      ___ Immediately upon filing pursuant to paragraph (b)
      ___ On _____________ pursuant to paragraph (b)
      _X_ 60 days after filing pursuant to paragraph (a)(1)
      ___ On _____________ pursuant to paragraph (a)(1)
      ___ 75 days after filing pursuant to paragraph (a)(2)
      ___ On _____________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             THE MUNDER FUNDS, INC.

         The purpose of this Post-Effective Amendment filing is to add a new class of shares to the Munder NetNet Fund of the Company specifically Class K shares.

         Part A:  INFORMATION REQUIRED IN PROSPECTUS:

         The supplement provides information required by Form N-1A for Item 2,
Item 3, Item 4, Item 6 and Item 7 with respect to the addition of the Munder NetNet Fund, an existing portfolio of the Company, to the Class K share prospectus for The Munder Funds.

         The Prospectus for the Class K shares of the Munder Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001. (Accession # 00009401080-00-500497) with respect to all items required by Form N-1A.

         Part B:  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

         The supplement provides information with respect to the addition of Class K shares of the NetNet Fund to the Statement of Additional Information for The Munder Funds.

         The Statement of Additional Information for the Munder Funds is incorporated herein by reference to Post-Effective Amendment No. 56 filed with the Commission on October 29, 2001. (Accession # 00009401080-00-500497) with respect to all items required by Form N-1A.

                               The Munder Funds
                       Supplement Dated February 1, 2002
                     To Prospectus Dated October 31, 2001
                              Class K Shares of:

 Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund,
  Munder Future Technology Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund,
Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select
  Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real
   Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small
     Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund,
 Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free
  Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free
         Money Market Fund, and Munder U.S. Treasury Money Market Fund

                            ADDITION OF NETNET FUND

Please note that the NetNet Fund is an Equity Fund and all references in the prospectus to Equity Funds include the NetNet Fund. The prospectus contains all other information for the NetNet Fund, including information relating to purchasing and selling shares, pricing of Fund shares and Federal tax considerations. This supplement should be read in conjunction with the prospectus. Please retain this supplement for future reference.

The section entitled Risk/Return Summary for The Munder Equity Funds is hereby supplemented with the following:

NETNET FUND

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund pursues its goal by investing primarily in companies positioned to benefit from the growth of the Internet. These types of companies fall into three basic categories:

 . Pure plays--companies whose core business models are focused exclusively on the Internet;

 . Builders--companies that provide the innovative hardware, services and software components that enable the advancement or facilitate the usage of the Internet; and

 . Beneficiaries--companies across a broad range of industries and sectors that utilize the Internet to enhance their business models.

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of the types of companies positioned to benefit from the growth of the Internet.

There is no limit on the market capitalization of the companies the Fund may invest in or on the length of operating history for the companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

The Fund may also invest in foreign securities and purchase and sell options on securities, stock market indices or futures.

Principal Risks

All investments carry some degree of risk that will affect the value of the Fund's portfolio investments, its investment performance and the price of its


SUPPROK202
shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Growth Investing Risk. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

 . Sector Risk. The Fund will invest significantly in companies engaged in Internet-related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of securities.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, and their issuers are subject to greater degrees of changes in their earnings and prospects.

 . IPO Risk. Investments in initial public offerings may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. The Fund may lose all or part of its investments if the companies making their initial public offerings fail and their product lines fail to achieve an adequate level of market recognition or acceptance.

 . Derivatives Risk. The Fund may suffer a loss from its use of options or other forms of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative's counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

 . Foreign Securities Risk. Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compares to those of a broad based securities market index.

Because Class K shares do not have performance history, the annual returns in the bar chart, the best quarter and worst quarter returns and the average annual total return chart are those of the Fund's Class A shares, which are not offered in this prospectus. Class K shares are subject to a shareholder servicing fee of 0.25%. Class A shares are subject to a maximum sales charge
(load) of 5.5% on purchases and a 0.25% shareholder servicing fee. Please see the section entitled "Fees and Expenses". Performance of the Class K shares, net of any shareholder servicing fee, would have similar annual returns because the shares are invested in the same portfolio of securities and have the same portfolio management. Because of different sales charges and fees and expenses, performance of Class K shares will differ.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.


                                    [CHART]

NetNet Fund Class A

Total Return (%)
(per calendar year)



1997    30.43
1998    97.92
1999   175.55
2000   (54.23)

Year-to-date through September 30, 2001: (62.80)%

                        Best Quarter:  Q4 1999   79.67%
                        Worst Quarter: Q4 2000 (46.40)%

Average Annual Total Return
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                                                                   Since
                                                       1 Year  Inception /(1)/
                                                         %           %
-------------------------------------------------------------------------------
Class A............................................... (56.75)     37.26
S&P 500(R) Index/(2)/.................................  (9.11)     19.44
Russell 2000(R) Index/(2)/............................  (3.03)     10.36
Inter@ctive Internet Index/(2)/....................... (51.23)     35.91

--------------------------------------------------------------------------------
(1)The inception date for Class A shares is 8/19/96. The index returns from inception for Class A shares are from September 1, 1996.
(2)Standard & Poor's 500 Composite Stock Price Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Russell 2000(R) Index is an unmanaged index that measures the performance of the bottom 2,000 on a capitalization basis of the 3,000 largest U.S. publicly traded companies. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Fund has changed its primary market index from the Russell 2000(R) Index to the S&P 500(R) Index which better represents the market in which the Fund invests.

The average annual total returns reflect the imposition of the maximum front-end sales charge.

Fees and Expenses--NetNet Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

        Shareholder Fees (fees paid directly from your investment)
        Maximum Sales Charge (Load) Imposed on Purchases........... None
        Maximum Deferred Sales Charge (Load)....................... None
        Maximum Sales Charge (Load) Imposed on Reinvested Dividends None
        Redemption Fees............................................ None
        Exchange Fees.............................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets
Management Fees.............................................................................. 1.00%
Other Expenses
 Shareholder Servicing Fees.................................................................. 0.25%
 Other Operating Expenses.................................................................... 0.61%

                                                                                              -----
 Total Other Expenses........................................................................ 0.86%

                                                                                              -----
Total Annual Fund Operating Expenses......................................................... 1.86%/(1)/

                                                                                              =====

--------------------------------------------------------------------------------
(1)Total Annual Fund Operating Expenses disclosed above are based on the Fund's actual expenses for its most recent fiscal year. Due to the fixed costs related to maintaining a mutual fund, you should be aware that during periods when the Fund's assets are declining, its operating expenses as a percent of net assets could be significantly higher than the Total Annual Fund Operating Expenses shown above. For example, if the Fund's average net assets for the current fiscal year were 30%, 50% or 70% less than its average net assets during the most recent fiscal year, expected Total Annual Fund Operating Expenses for the current fiscal year could be approximately 6%, 18% or 49% higher, respectively, for Class K Shares than those shown in the table above. Of course, if the Fund's net assets were increasing by similar percentages, corresponding decreases in Total Annual Fund Operating Expenses as a percent of net assets would be expected.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years
------ ------- ------- --------
 $189   $585   $1,006   $2,180


Distributions

The NetNet Fund pays dividends and distributes its net realized capital gains, if any, at least annually.

Management

The Fund's investment advisor is Munder Capital Management ("MCM"). A team of professional portfolio managers employed by MCM makes investment decisions for the Fund. During the fiscal year ended June 30, 2001, the NetNet Fund paid an advisory fee at an annual rate based on average net assets of 1.00%.

                                The Munder Funds
                       Supplement Dated February 1, 2002
          To Statement of Additional Information Dated October 31, 2001

   Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Future Technology Fund, Munder Index 500 Fund, Munder International
  Equity Fund, Munder International NetNet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select
  Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund,
  Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare
     Fund, Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government
  Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund,
   Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S.
                           Treasury Money Market Fund

The section entitled Additional Information Concerning Shares is hereby supplemented with the following:

The NetNet Fund offers Class K shares.

SUPSAI202

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
         --------

         (a)      (1)      Articles of Incorporation,  dated November 18, 1992,
                           are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's
                           Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

                  (2) Articles of Amendment, dated February 12, 1993, are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

                  (3) Articles Supplementary, dated July 20, 1993, August 9, 1994, April 26, 1995, June 27, 1995 and May 6,
                           1996, are incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

                  (4) Articles Supplementary, dated August 6, 1996, are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

                  (5) Articles Supplementary, dated February 4, 1997, are incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

                  (6) Articles Supplementary, dated March 12, 1997, are incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 14, 1997.

                  (7) Articles Supplementary, dated May 6, 1997, are incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

                  (8) Articles Supplementary, dated February 24, 1998, are incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

                  (9) Articles Supplementary, dated June 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

                  (10) Articles Supplementary, dated July 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

                  (11) Articles Supplementary, dated December 1, 1998, are incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the commission on June 11, 1999.

                  (12) Articles Supplementary, dated April 16, 1999, are incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

                  (13) Articles Supplementary, dated August 17, 1999 are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

                  (14) Articles Supplementary, dated November 15, 1999, are incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

                  (15) Articles Supplementary, dated January 24, 2000, are incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (16) Articles Supplementary, dated March 1, 2000, are incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

                  (17) Articles Supplementary, dated April 20, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

                  (18) Articles Supplementary, dated May 18, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

                  (19) Articles Supplementary, dated June 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 16, 2000.

                  (20) Articles Supplementary, dated August 25, 2000, are incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

                  (21) Articles Supplementary, dated September 21, 2000, are incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

                  (22) Articles Supplementary, dated November 20, 2000, are incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 2000.

                  (23) Articles Supplementary, dated February 25, 2001, are incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 26, 2001.

                  (24)     Articles Supplementary are filed herein.

                  (25)     Articles Supplementary are filed herein.

         (b) Amended and Restated By-Laws, dated February 25, 2001, are incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 26, 2001.

         (c)      Not Applicable.

         (d)      (1)      Amended and Restated Investment Advisory Agreement,
                           dated May 15, 2001, among Registrant,  The Munder
                           Funds Trust, The Munder Framlington Funds Trust,
                           St. Clair Funds, Inc. and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's
                           Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (2) Form of Amended and Restated Investment Sub-Advisory Agreement among Registrant, The Munder Framlington Funds Trust, Munder Capital Management and Framlington Overseas Management Investment Limited is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

         (e) Amended and Restated Combined Distribution Agreement, dated May 15, 2001, among Registrant, The Munder Funds Trust, The Munder Framlington Funds Trust, St. Clair Funds, Inc. and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

         (f)      Not Applicable.

         (g)      (1)      Master Custodian Agreement,  dated September 26,
                           2001, among Registrant, The Munder Funds Trust, The
                           Munder Framlington Funds Trust, St. Clair Funds,
                           Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective
                           Amendment No. 56 to Registrant's Registration
                           Statement on Form N-1A filed with the Commission on October 29, 2001.

         (h)      (1)      Combined Amended and Restated Administration
                           Agreement, dated August 14, 2001, among Registrant,
                           The Munder Funds Trust, The Munder Framlington Funds
                           Trust, St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 56 to
                           Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (2)      Transfer Agency and Registrar Agreement, dated
                           June 19, 1995, between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

                  (3) Notice, dated May 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

                  (4) Notice, dated August 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

                  (5) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

                  (6) Notice, dated February 24, 1998, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

                  (7) Amendment, dated January 2, 1997, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

                  (8) Amendment, dated June 1, 1998, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

                  (9) Amendment, dated June 1, 1998, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

                  (10) Amendment, dated March 16, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

                  (11) Amendment, dated March 26, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

                  (12) Notice, dated May 4, 1999, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

                  (13) Amendment, dated October 1, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

                  (14) Notice, dated February 14, 2000, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

                  (15) Notice, dated September 25, 2000, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

                  (16) Notice, dated September 15, 2000, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

                  (17) Amendment, dated November 8, 2000, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (18) Notice, dated March 12, 2001, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (19) Amendment, dated July 1, 2001, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (20) Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. is filed herein.


         (i)      (1)      Opinion and Consent of Counsel is incorporated by
                           reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number
                           0000927405-97-000309.

                  (2) Opinion and Consent of Counsel with respect to the Munder MidCap Select Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

                  (3) Opinion and Consent of Counsel with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

                  (4) Opinion and Consent of Counsel with respect to the Munder International NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

                  (5) Opinion and Consent of Counsel with respect to the Munder Bio(Tech)/2/ Fund is incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 2000.

                  (6) Opinion and Consent of Counsel with respect to the Munder Digital Economy Fund is incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

                  (7) Opinion and Consent of Counsel with respect to the Munder Power Plus Fund is incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 26, 2001.

         (j)      (1)      Powers of Attorney are incorporated  herein by
                           reference to Post-Effective  Amendment No. 51 to
                           Registrant's Registration Statement on Form N-1A filed with the Commission on September 15, 2000.

                  (2) Certified Resolution of Board, dated November 15, 2000, authorizing signature on behalf of Registrant pursuant to power of attorney is incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed with the Commission on December 13, 2000.

                  (3) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.


         (k)      Not Applicable.

         (l) Initial Capital Agreement is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

         (m) Amended and Restated Combined Distribution and Service Plan, dated November 13, 2001, is filed herein.

         (n)      Amended and Restated Multi-Class Plan is filed herein.

         (p)      (1)      Code of Ethics, dated August 14, 2001, of the
                           Registrant, Munder Capital Management, World Asset
                           Management, LLC, The Munder Funds Trust, The Munder
                           Framlington Funds Trust, St. Clair Funds, Inc. and
                           Munder @Vantage Trust is incorporated herein by reference to Post-Effective Amendment No. 56 to
                           Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

                  (2) Code of Ethics of Framlington Overseas Management Limited is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 29, 2001.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  --------------------------------------------------------------
                  Not Applicable.

Item 25.          Indemnification
                  ---------------
                  Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.          Business and Other Connections of Investment Advisor and
                  --------------------------------------------------------
                  Sub-Advisor
                  -----------
                  (a) Munder Capital Management performs investment advisory services for Registrant and other investment companies and institutional and individual investors.

                  Munder Capital Management

                  Name                           Position with Advisor
                   Munder Group LLC               Partner
                   WAM Holdings, Inc.             Partner
                   WAM Holdings II, Inc.          Partner
                   Leonard J. Barr, II            Senior Vice President and Director of Research
                   Enrique Chang                  Chief Investment Officer of Equities
                   Clark Durant                   Vice President and President of Munder Charitable Gift Fund
                   Elyse G. Essick                Vice President and Director of Communications and Client Services
                   Sharon E. Fayolle              Vice President and Director of Cash Management
                   Peter K. Hoglund               Chief Administrative Officer
                   Anne K. Kennedy                Vice President and Director of Portfolio Management
                   Ann F. Putallaz                Vice President and Director of Retirement Services Group
                   Peter G. Root                  Vice President and Chief Investment Officer of Fixed Income
                   James C. Robinson              Chief Executive Officer
                   Stephen J. Shenkenberg         Executive Vice President and General Counsel

                  For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management.
                  See File No. 801-48394.

                  Framlington Overseas Investment Management Limited

                   Name                                Position with Sub-Advisor
                   Warren J. Colman                    Director
                   Gary C. Fitzgerald                  Director
                   Jean-Luc Schilling                  Director
                   Michael A. Vogel                    Director
                   Robert Jenkins                      Portfolio Manager

                  For further information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

Item 27.          Principal Underwriters
                  ----------------------
                  (a) Funds Distributor, Inc. ("FDI"), is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the Registrant:

                         Dresdner RCM Capital Funds, Inc.
                         Dresdner RCM Global Funds, Inc.
                         Dresdner RCM Investment Funds Inc.

                         GMO Trust
                         LaSalle Partners Funds, Inc.
                         LMCG Funds
                         Merrimac Series
                         Monetta Fund, Inc.
                         Monetta Trust
                         The Montgomery Funds I
                         The Montgomery Funds II
                         The Munder Framlington Funds Trust
                         The Munder Funds Trust
                         National Investors Cash Management Fund, Inc. Nomura Pacific Basin Fund, Inc.
                         The Saratoga Advantage Trust
                         SG Cowen Funds, Inc.
                         SG Cowen Income + Growth Fund, Inc.
                         SG Cowen Standby Reserve Fund, Inc.
                         SG Cowen Standby Tax-Exempt Reserve Fund, Inc. SG Cowen Series Fund, Inc.
                         Skyline Funds
                         St. Clair Funds, Inc.
                         TD Waterhouse Family of Funds, Inc.
                         TD Waterhouse Trust
                         UAM Funds, Inc.
                         UAM Funds, Inc. II
                         UAM Funds Trust

         (b)

                  Name and Principal           Position and Offices with               Position and Offices
                  Business Address*            Funds Distributor, Inc.                 with Registrant
                  -----------------            -----------------------                 ---------------
                  Lynn J. Mangum               Director                                None
                  William J. Tomko             President                               None
                  Kevin J. Dell                Secretary                               None
                  Edward S. Forman             Assistant Secretary                     None
                  Dennis R. Sheehan            Director/Treasurer                      None
                  Donald W. Blodgett, Jr.      Financial Operations Officer            None
                  Charles L. Booth             Vice President/Assistant Compliance     None
                                               Officer
                  Patrick W. McKeon            Vice President/Chief Compliance         None
                                               Officer/Executive Representative
                                               Supervising Principal

                  *60 State Street, Suite 1300, Boston, Massachusetts 02109

         (c)      Not Applicable.

Item 28.          Location of Accounts and Records
                  --------------------------------
                  The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                  (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

                  (2) PFPC Inc., 100 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

                  (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as administrator and custodian); and

                  (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor).

Item 29.          Management Services
                  -------------------
                  None.

Item 30.          Undertakings
                  ------------
                  Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 57 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(a) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 57 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and the State of Michigan, on the 3rd day of December, 2001.


THE MUNDER FUNDS, INC.

By:      *
         ---------------------------
         James C. Robinson, President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


Signatures                        Title                      Date


*                                 Director                   December 3, 2001
---------------------------
 Charles W. Elliott

*                                 Director                   December 3, 2001
---------------------------
 Joseph E. Champagne

*                                 Director                   December 3, 2001
---------------------------
 Thomas D. Eckert

*                                 Director                   December 3, 2001
---------------------------
 John Rakolta, Jr.

*                                 Director                   December 3, 2001
---------------------------
 David J. Brophy

*                                 Director                   December 3, 2001
---------------------------
 Michael T. Monahan

*                                 Director                   December 3, 2001
---------------------------
Arthur T. Porter

*                                 President                  December 3, 2001
---------------------------
James C. Robinson

*                                 Treasurer                  December 3, 2001
---------------------------
Cherie Ugorowski


* By: /s/ Stephen J. Shenkenberg
      --------------------------
      Stephen J. Shenkenberg
      as Attorney-in-Fact

                                  Exhibit Index

Exhibit
-------

99(a)(23)        Articles Supplementary
99(a)(24)        Articles Supplementary
99(h)(20)        Amendment to Transfer Agency and Registrar Agreement
99(m)            Amended and Restated Combined Distribution and Service Plan
99(n)            Amended and Restated Multi-Class Plan